Note 9 - Fixed Assets	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
9.
FIXED ASSETS

Fixed assets as of
September
30,
2016
and
2015,
respectively, consist of the following:

	September 30,		Estimated Useful
	2016	2015	Lives (in years)
Equipment	$1,036,000	$539,000	5
Furniture and fixtures	163,000	162,000	5
Leasehold improvements	653,000	598,000	Lesser of useful life or term of lease
Capital leases (primarily composed of computer equipment)	739,000	452,000	5
	2,591,000	1,751,000
Less accumulated depreciation and amortization	(1,427,000)	(1,039,000)
Fixed assets - net	$1,164,000	$712,000

Depreciation expense for the years ended
September
30,
2016
and
2015
was
$480,000
and
$294,000
respectively. In the year ended
September
30,
2016,
fixed assets with a cost of
$92,000
which were fully depreciated and no longer in service were written off.